GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

	Ador	Ezbuy	Total
Balance at January 1, 2022	$690	$29,750	$30,440
Effect of exchange rate changes on goodwill	—	(2,263)	(2,263)
Balance at December 31, 2022	$690	$27,487	$28,177
Effect of exchange rate changes on goodwill	—	(784)	(784)
Balance at December 31, 2023	$690	$26,703	$27,393